Consolidated Statements of Shareholders' Equity - CAD	Common Stock	Preferred Stock	Contributed Capital	Deficit	Accumulated Other Comprehensive Income	Total
Beginning Balance, Amount at Dec. 31, 2012	CAD 56,623,686	CAD 3,489,000	CAD 5,406,193	CAD (61,015,232)	CAD 710,935	CAD 5,214,582
Conversion of preferred shares and acquisition of intellectual property (note 10 (ii))	3,256,400
Issued upon exercise of stock options	13,234
Transfer from contributed capital upon exercise of stock options	8,279
Issued upon exercise of US$ Warrants (note 9 (i))	1,064,222
Transfer from fair value of US$ Warrants upon exercise of US$ Warrants (note 13 (ii))	374,500
Conversion of preferred shares to common shares (note 10 (i))		(3,256,400)
Recognition of stock based compensation expense			492,000
Contributed capital transferred to common shares upon exercise of stock options			(8,279)
Net income (loss) and comprehensive income (loss) for the year				(5,341,561)		(5,341,561)
Ending Balance, Amount at Dec. 31, 2013	CAD 61,340,321	CAD 232,600	5,889,914	(66,356,793)	710,935	1,816,977
Conversion of preferred shares and acquisition of intellectual property (note 10 (ii))
Issued upon exercise of stock options	CAD 288,066
Transfer from contributed capital upon exercise of stock options	147,125
Issued upon exercise of US$ Warrants (note 9 (i))	2,735,995
Transfer from fair value of US$ Warrants upon exercise of US$ Warrants (note 13 (ii))	1,280,800
Conversion of preferred shares to common shares (note 10 (i))
Recognition of stock based compensation expense			658,000
Contributed capital transferred to common shares upon exercise of stock options			(147,125)
Net income (loss) and comprehensive income (loss) for the year				(1,563,361)		(1,563,361)
Ending Balance, Amount at Dec. 31, 2014	65,792,307	CAD 232,600	6,400,789	(67,920,154)	710,935	5,216,477
Conversion of preferred shares and acquisition of intellectual property (note 10 (ii))	18,680,600
Issued upon exercise of stock options	335,946
Transfer from contributed capital upon exercise of stock options	CAD 242,700
Issued upon exercise of US$ Warrants (note 9 (i))
Transfer from fair value of US$ Warrants upon exercise of US$ Warrants (note 13 (ii))
Conversion of preferred shares to common shares (note 10 (i))		CAD (232,600)
Recognition of stock based compensation expense			1,081,000
Contributed capital transferred to common shares upon exercise of stock options			(242,700)
Net income (loss) and comprehensive income (loss) for the year				10,540,228		10,540,228
Ending Balance, Amount at Dec. 31, 2015	CAD 85,051,553		CAD 7,239,089	CAD (57,379,926)	CAD 710,935	CAD 35,621,651